Fixed Assets, Net - Components of Fixed Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 3,254,776	$ 510,746	¥ 3,228,327
Less: Accumulated depreciation	(1,916,807)	(300,789)	(1,860,149)
Construction in progress	6,815	1,069	25,289
Property, plant and equipment, net	1,344,784	211,026	1,393,467
Computer Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	2,285,185	358,595	2,343,061
Office Building
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	588,685	92,378	588,685
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	194,336	30,496	141,065
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	158,784	24,917	135,759
Others
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 27,786	$ 4,360	¥ 19,757